Investment Strategy - Becker Equity Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a value strategy and invests primarily in common and preferred stocks whose market prices do not reflect their true values, as determined by the Advisor. The Advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Advisor typically invests in companies with sound fundamentals that the Advisor believes are selling at discounted valuations and have low price-to-earnings (“P/E”) ratios. The Advisor primarily selects stocks of companies with market capitalizations exceeding $10 billion, although the Fund may invest in securities of companies of any size or market capitalization that present opportunities for value.
The Fund strives to be fully invested at all times. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), equity exchange-traded funds (“ETFs”), preferred stock, and equity real estate investment trusts (“REITs”). The Fund may also invest up to 15% of its assets in foreign securities, including in emerging markets, through American Depositary Receipts (“ADRs”). ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The Advisor may sell a security for a variety of reasons, including, without limitation: (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged more attractive than a current holding; or (4) views change of the individual holdings as well as the general market.

Strategy Portfolio Concentration [Text]	The Fund may also invest up to 15% of its assets in foreign securities, including in emerging markets, through American Depositary Receipts (“ADRs”).